SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 31,290	$ 6,324	$ 14,419
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	9,494	6,462
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Licencing agreement [member]
IfrsStatementLineItems [Line Items]
Total	143,133	160,302	170,182
Licencing agreement [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	12,333	5,885	4,867
Licencing agreement [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	43,600	47,960	47,080
Licencing agreement [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 87,200	$ 106,457	$ 118,235